Segmented Information and Other Additional Disclosures - Schedule of revenues allocated by geography (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 11,884,578	$ 13,500,403	$ 6,082,561
United States of America
Disclosure of operating segments [line items]
Revenue	11,643,434	13,461,384	6,046,552
Canada
Disclosure of operating segments [line items]
Revenue	$ 241,144	$ 39,019	$ 36,009